Fair value of financial instruments - Disclosure of Level 3 assets and liabilities held at fair value disaggregated by product type (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	£ 189,743	£ 166,244
Total financial assets at fair value through the income statement	185,002	191,845
Derivative financial instruments	252,192	292,356
Financial assets at fair value through other comprehensive income	42,818	51,010
Trading Portfolio Liabilities	(56,829)	(56,182)
Financial liabilities designated at fair value	(293,527)	(279,777)
Derivative financial liabilities	(240,757)	(279,331)
Level 3
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	10,347	10,115
Total financial assets at fair value through the income statement	6,186	5,991
Derivative financial instruments	1,710	2,073
Financial assets at fair value through other comprehensive income	3,068	3,674
Investment property	43	9
Total assets	21,354	21,862
Trading Portfolio Liabilities	(87)	(395)
Financial liabilities designated at fair value	(4,853)	(3,241)
Derivative financial liabilities	(3,065)	(3,181)
Total liabilities	(8,005)	(6,817)
Level 3 | Interest rate derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments	759	1,193
Total assets	759	1,193
Derivative financial liabilities	(612)	(1,013)
Total liabilities	(612)	(1,013)
Level 3 | Equity derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments	520	477
Total assets	520	477
Derivative financial liabilities	(1,602)	(1,219)
Total liabilities	(1,602)	(1,219)
Level 3 | Loans
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	5,667	6,146
Total financial assets at fair value through the income statement	4,620	3,991
Financial assets at fair value through other comprehensive income	2,235	2,858
Total assets	12,522	12,995
Level 3 | Corporate debt
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	1,849	1,590
Total financial assets at fair value through the income statement	905	913
Financial assets at fair value through other comprehensive income	25	47
Total assets	2,779	2,550
Trading Portfolio Liabilities	(36)	(374)
Total liabilities	(36)	(374)
Level 3 | Asset backed securities
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	874	991
Total financial assets at fair value through the income statement	188	139
Financial assets at fair value through other comprehensive income	756	757
Total assets	1,818	1,887
Trading Portfolio Liabilities		(6)
Total liabilities		(6)
Level 3 | Government and Government sponsored debt
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	1,513	1,018
Total financial assets at fair value through the income statement	33	35
Financial assets at fair value through other comprehensive income	52	12
Total assets	1,598	1,065
Trading Portfolio Liabilities	(34)
Total liabilities	(34)
Level 3 | Private equity investments
Disclosure of detailed information about financial instruments [line items]
Total financial assets at fair value through the income statement	268	219
Total assets	268	219
Level 3 | Issued debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities designated at fair value	(3,760)	(1,842)
Total liabilities	(3,760)	(1,842)
Level 3 | Reverse repurchase and repurchase agreements
Disclosure of detailed information about financial instruments [line items]
Total financial assets at fair value through the income statement	97	539
Total assets	97	539
Financial liabilities designated at fair value	(887)	(1,379)
Total liabilities	(887)	(1,379)
Level 3 | Other products
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	444	370
Total financial assets at fair value through the income statement	75	155
Derivative financial instruments	431	403
Investment property	43	9
Total assets	993	937
Trading Portfolio Liabilities	(17)	(15)
Financial liabilities designated at fair value	(206)	(20)
Derivative financial liabilities	(851)	(949)
Total liabilities	£ (1,074)	£ (984)